Shareholder Report, Holdings (Details) - Fidelity Municipal Money Market Fund	Feb. 28, 2025
EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	80.20%
EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	39.00%
AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	31.40%
AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	15.20%
AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	5.70%
AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.70%